CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts and notes receivable, allowances (in dollars)	$ 556	$ 224
Accounts payable (in dollars)	36,743	20,381
Accrued expenses and other payables (in dollars)	41,608	31,108
Amounts due to related parties (in dollars)	77	51
Deferred revenue and advance from customers (in dollars)	10,668	7,441
Income tax payable (in dollars)	1,023	1,506
Treasury stocks, shares		18,267,684
Variable Interest Entity
Accounts payable (in dollars)	36,454	19,522
Accrued expenses and other payables (in dollars)	36,892	24,999
Amounts due to related parties (in dollars)	77	51
Deferred revenue and advance from customers (in dollars)	10,419	6,632
Income tax payable (in dollars)	$ 1,023	$ 1,506
Class A ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary shares, shares issued	729,848,742	770,912,350
Ordinary shares, shares outstanding	729,848,742	770,912,350
Class B ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	402,680,117	398,763,450
Ordinary shares, shares outstanding	402,680,117	398,763,450